Supplemental Guarantor Financial Information (Condensed Consolidated Balance Sheet) (AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Assets
Cash and cash equivalents		$ 2,035,447		$ 2,403,098		$ 1,490,369		$ 295,514
Restricted cash		329,180		419,447
Flight equipment held for operating leases, net		31,501,973		32,219,494		31,984,668
Maintenance rights intangible and lease premium, net		2,167,925		3,139,045
Flight equipment held for sale		107,392		71,055
Net investment in finance and sales-type leases		755,882		469,198
Prepayments on flight equipment		3,265,979		3,300,426		3,486,514
Investments including investments in subsidiaries		118,783		114,711
Other assets		779,206		998,743
Total Assets		41,620,453		43,749,499
Liabilities and Equity
Debt		27,716,999		29,641,863
Total Liabilities		33,038,189		35,323,690
Total AerCap Holdings N.V. Shareholders' equity		8,524,447		8,348,963
Non-controlling interest		57,817		76,846
Total Equity		8,582,264		8,425,809		7,942,548		2,429,232
Total Liabilities and Equity		41,620,453		43,749,499
AGAT/AICDC Notes [Member]
Assets
Cash and cash equivalents		2,035,000		2,403,000		1,490,000		296,000
Restricted cash		329,000		419,000
Flight equipment held for operating leases, net		31,502,000		32,219,000
Maintenance rights intangible and lease premium, net		2,168,000		3,139,000
Flight equipment held for sale		107,000		71,000
Net investment in finance and sales-type leases		757,000		469,000
Prepayments on flight equipment		3,266,000		3,300,000
Investments including investments in subsidiaries		119,000		115,000
Other assets		1,337,000		1,614,000
Total Assets		41,620,000		43,749,000
Liabilities and Equity
Debt		27,717,000		29,642,000
Other liabilities		5,321,000		5,681,000
Total Liabilities		33,038,000		35,323,000
Total AerCap Holdings N.V. Shareholders' equity		8,524,000		8,349,000
Non-controlling interest		58,000		77,000
Total Equity		8,582,000		8,426,000
Total Liabilities and Equity		41,620,000		43,749,000
AGAT/AICDC Notes [Member] | Eliminations [Member]
Assets
Investments including investments in subsidiaries		(22,374,000)		(19,453,000)
Intercompany receivables		(27,098,000)		(23,478,000)
Other assets		(168,000)		(29,000)
Total Assets		(49,640,000)		(42,960,000)
Liabilities and Equity
Intercompany payables		(27,098,000)		(23,478,000)
Other liabilities		(168,000)		(29,000)
Total Liabilities		(27,266,000)		(23,507,000)
Total AerCap Holdings N.V. Shareholders' equity		(22,374,000)		(19,453,000)
Total Equity		(22,374,000)		(19,453,000)
Total Liabilities and Equity		(49,640,000)		(42,960,000)
AGAT/AICDC Notes [Member] | AerCap Holdings N.V. [Member]
Assets
Cash and cash equivalents		4,000		14,000		7,000
Investments including investments in subsidiaries		9,310,000		8,290,000
Intercompany receivables		106,000		46,000
Other assets		104,000		61,000
Total Assets		9,524,000		8,411,000
Liabilities and Equity
Intercompany payables		978,000		4,000
Other liabilities		22,000		58,000
Total Liabilities		1,000,000		62,000
Total AerCap Holdings N.V. Shareholders' equity		8,524,000		8,349,000
Total Equity		8,524,000		8,349,000
Total Liabilities and Equity		9,524,000		8,411,000
AGAT/AICDC Notes [Member] | AerCap Global Aviation Trust [Member]
Assets
Cash and cash equivalents		829,000		769,000		225,000
Flight equipment held for operating leases, net		11,012,000		13,913,000
Maintenance rights intangible and lease premium, net		1,190,000		1,789,000
Flight equipment held for sale		28,000		12,000
Net investment in finance and sales-type leases		437,000		193,000
Prepayments on flight equipment		3,006,000		3,022,000
Investments including investments in subsidiaries		874,000		633,000
Intercompany receivables		12,639,000		11,541,000
Other assets		538,000		619,000
Total Assets		30,553,000		32,491,000
Liabilities and Equity
Debt		17,316,000		19,456,000
Intercompany payables		3,726,000		4,025,000
Other liabilities		2,241,000		2,676,000
Total Liabilities		23,283,000		26,157,000
Total AerCap Holdings N.V. Shareholders' equity		7,270,000		6,334,000
Total Equity		7,270,000		6,334,000
Total Liabilities and Equity		30,553,000		32,491,000
AGAT/AICDC Notes [Member] | AerCap Ireland Capital Designated Activity Company [Member]
Assets
Cash and cash equivalents		64,000		62,000		14,000
Investments including investments in subsidiaries		7,249,000		6,319,000
Intercompany receivables		1,000
Other assets		60,000		41,000
Total Assets		7,374,000		6,422,000
Liabilities and Equity
Intercompany payables		5,057,000		4,872,000
Other liabilities		11,000		14,000
Total Liabilities		5,068,000		4,886,000
Total AerCap Holdings N.V. Shareholders' equity		2,306,000		1,536,000
Total Equity		2,306,000		1,536,000
Total Liabilities and Equity		7,374,000		6,422,000
AGAT/AICDC Notes [Member] | Guarantors [Member]
Assets
Cash and cash equivalents		931,000	[1]	1,366,000	[1]	1,006,000	[1],[2]	140,000	[2]
Restricted cash	[1]	9,000		18,000
Flight equipment held for operating leases, net	[1]	1,299,000		1,171,000
Maintenance rights intangible and lease premium, net	[1]	52,000		82,000
Net investment in finance and sales-type leases	[1]	166,000		57,000
Prepayments on flight equipment	[1]	5,000		6,000
Investments including investments in subsidiaries	[1]	4,941,000		4,211,000
Intercompany receivables	[1]	8,405,000		6,152,000
Other assets	[1]	632,000		580,000
Total Assets	[1]	16,440,000		13,643,000
Liabilities and Equity
Debt	[1]	340,000		375,000
Intercompany payables	[1]	7,067,000		5,473,000
Other liabilities	[1]	448,000		234,000
Total Liabilities	[1]	7,855,000		6,082,000
Total AerCap Holdings N.V. Shareholders' equity	[1]	8,509,000		7,484,000
Non-controlling interest	[1]	76,000		77,000
Total Equity	[1]	8,585,000		7,561,000
Total Liabilities and Equity	[1]	16,440,000		13,643,000
AGAT/AICDC Notes [Member] | Non-Guarantors [Member]
Assets
Cash and cash equivalents		207,000		192,000		$ 238,000		$ 156,000
Restricted cash		320,000		401,000
Flight equipment held for operating leases, net		19,191,000		17,135,000
Maintenance rights intangible and lease premium, net		926,000		1,268,000
Flight equipment held for sale		79,000		59,000
Net investment in finance and sales-type leases		154,000		219,000
Prepayments on flight equipment		255,000		272,000
Investments including investments in subsidiaries		119,000		115,000
Intercompany receivables		5,947,000		5,739,000
Other assets		171,000		342,000
Total Assets		27,369,000		25,742,000
Liabilities and Equity
Debt		10,061,000		9,811,000
Intercompany payables		10,270,000		9,104,000
Other liabilities		2,767,000		2,728,000
Total Liabilities		23,098,000		21,643,000
Total AerCap Holdings N.V. Shareholders' equity		4,289,000		4,099,000
Non-controlling interest		(18,000)
Total Equity		4,271,000		4,099,000
Total Liabilities and Equity		$ 27,369,000		$ 25,742,000

[1]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
[2]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.